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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

260 Madison Avenue, 8th Floor New York, New York	10016
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    260 Madison Avenue, 8th Floor    New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code:  (646) 881-4985

Date of fiscal year end:         December 31, 2010

Date of reporting period:        March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.72%
CLOSED-END FUNDS - 90.17%
CONVERTIBLE SECURITIES - 4.46%
Advent Claymore Convertible Securities & Income Fund	87,900	$1,478,478
Calamos Convertible & High Income Fund	53,335	654,954
Nicholas-Applegate Equity & Convertible Income Fund	23,700	400,767
		2,534,199
CORE - 22.82%
Adams Express Company (The) (a)	141,606	1,493,943
Blue Chip Value Fund	242,850	803,833
Gabelli Equity Trust, Inc.	138,900	705,612
General American Investors Company, Inc.	14,585	361,416
Liberty All-Star Equity Fund	322,399	1,531,395
Liberty All-Star Growth Fund	34,200	127,908
Royce Micro-Cap Trust, Inc.	146,356	1,198,656
Royce Value Trust, Inc.	351,402	4,160,600
Source Capital, Inc.	19,100	886,431
Tri-Continental Corporation	138,534	1,699,812
		12,969,606
CORPORATE DEBT FUNDS BBB-RATED - 4.05%
AllianceBernstein Income Fund	180,300	1,467,642
BlackRock Core Bond Trust	18,200	222,222
Blackrock Enhanced Government Fund, Inc.	8,300	136,452
Blackrock Income Opportunity Trust, Inc.	1,300	12,285
Hartford Income Shares Fund, Inc.	1,400	7,952
Montgomery Street Income Securities, Inc.	12,941	199,550
Western Asset Inflation Management Fund, Inc.	3,000	48,060
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	18,000	212,400
		2,306,563
DEVELOPED MARKET - 0.39%
Morgan Stanley Asia Pacific Fund, Inc.	1,398	21,306
New Ireland Fund, Inc. (The)	16,200	119,070
Singapore Fund, Inc. (The)	6,000	78,300
		218,676
EMERGING MARKETS - 4.67%
Emerging Markets Telecommunications Fund	13,400	228,336
Mexico Equity And Income Fund, Inc.	9,000	83,880
Morgan Stanley Eastern Europe Fund, Inc.	6,000	100,560

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
Morgan Stanley Frontier Emerging Markets Fund	12,355	$149,743
Morgan Stanley India Investment Fund, Inc.	50,300	1,172,996
Templeton Dragon Fund, Inc.	32,900	852,110
Turkish Investment Fund, Inc. (The)	5,000	69,200
		2,656,825
GENERAL BOND - 0.02%
MFS Intermarket Income Trust I	1,700	13,753

GLOBAL - 0.23%
Lazard World Dividend & Income Fund, Inc.	11,049	132,588

GLOBAL INCOME - 0.62%
Evergreen International Balanced Income Fund	25,074	351,036

HIGH CURRENT YIELD (LEVERAGED) - 1.86%
BlackRock High Income Shares	109,871	223,038
BlackRock High Yield Trust	17,535	112,750
First Trust Strategic High Income Fund	71,216	232,876
First Trust Strategic High Income Fund II	37,700	170,404
First Trust Strategic High Income Fund III	28,300	118,294
Franklin Universal Trust	33,700	199,841
		1,057,203
INCOME & PREFERRED STOCK - 9.60%
BlackRock Preferred & Corporate Income Strategies Fund, Inc.	29,600	267,288
BlackRock Preferred Opportunity Trust	44,800	475,328
Calamos Strategic Total Return Fund	279,538	2,557,773
John Hancock Preferred Income Fund	49,300	905,641
John Hancock Preferred Income Fund II	27,379	496,929
LMP Capital & Income Fund, Inc.	3,762	40,479
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	12,863	163,231
Preferred Income Strategies Fund	54,831	552,148
		5,458,817
LOAN PARTICIPATION - 0.47%
BlackRock Defined Opportunity Credit Trust	5,300	68,317
BlackRock Diversified Income Strategies Fund, Inc.	18,800	197,588
		265,905

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
OPTION ARBITRAGE/OPTIONS STRATEGIES - 8.38%
Dow 30 Enhanced Premium & Income Fund, Inc.	164,900	$1,752,887
Dow 30 Premium & Dividend Income Fund, Inc.	14,000	206,640
Enhanced S&P 500 Covered Call Fund, Inc.	17,100	142,101
Nasdaq Premium Income & Growth Fund, Inc.	10,117	140,323
NFJ Dividend, Interest & Premium Strategy Fund	154,980	2,451,784
Small Cap Premium & Dividend Income Fund, Inc.	7,400	74,592
		4,768,327
PACIFIC EX JAPAN - 8.90%
Asia Pacific Fund, Inc. (The)	4,000	39,800
China Fund, Inc. (The)	4,500	125,595
Greater China Fund, Inc. (The)	32,000	387,200
JF China Region Fund, Inc.	9,700	129,980
Korea Fund, Inc. (The)	3,000	110,100
Malaysia Fund, Inc.	29,300	255,203
Morgan Stanley China A Share Fund, Inc.	91,152	2,643,408
Taiwan Fund, Inc.	49,700	694,806
Thai Fund, Inc. (The)	69,120	674,611
		5,060,703
REAL ESTATE - 3.61%
Cohen & Steers Quality Income Realty Fund, Inc.	181,000	1,290,530
Cohen & Steers REIT & Preferred Income Fund, Inc.	43,271	517,954
LMP Real Estate Income Fund, Inc.	6,400	57,792
Neuberger Berman Real Estate Securities Income Fund, Inc.	18,900	65,016
RMR Asia Pacific Real Estate Fund	6,901	118,420
		2,049,712
SECTOR EQUITY - 10.54%
Cohen & Steers Infrastructure Fund, Inc.	29,900	445,211
H&Q Healthcare Investors	161,489	2,070,289
H&Q Life Sciences Investors	94,590	972,385
John Hancock Bank and Thrift Opportunity Fund	95,120	1,598,967
Macquarie Global Infrastructure Total Return Fund, Inc.	44,934	716,248

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
Petroleum & Resources Corporation (a)	8,000	$190,640
		5,993,740
U.S. MORTGAGE - 1.96%
BlackRock Income Trust, Inc.	100,474	659,109
First Trust/FIDAC Mortgage Income Fund	24,731	454,803
		1,113,912
VALUE - 7.59%
Claymore Dividend & Income Fund	30,200	423,706
Gabelli Dividend & Income Trust	256,950	3,538,202
Royce Focus Trust, Inc.	53,014	354,134
		4,316,042

TOTAL CLOSED-END FUNDS		51,267,607

CONSUMER DISCRETIONARY - 0.52%
Comcast Corporation - Class A	3,358	63,198
Home Depot, Inc. (The)	2,000	64,700
Time Warner, Inc.	2,000	62,540
Walt Disney Company (The)	3,000	104,730
		295,168
CONSUMER STAPLES - 1.21%
Coca-Cola Company (The)	3,000	165,000
CVS Caremark Corporation	2,746	100,394
H.J. Heinz Company	2,000	91,220
Procter & Gamble Company (The)	5,233	331,092
		687,706
ENERGY - 1.00%
Exxon Mobil Corporation	8,475	567,655

FINANCIALS - 0.94%
American Express Company	3,252	134,177
AON Corporation	3,000	128,130
Goldman Sachs Group, Inc. (The)	1,000	170,630
Wells Fargo & Company	3,206	99,771
		532,708
HEALTH CARE - 1.57%
Becton, Dickinson and Company	3,000	236,190
Johnson & Johnson	8,000	521,600
Medtronic, Inc.	3,000	135,090
		892,880

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

INDUSTRIALS - 1.11%
3M Company	1,567	$130,954
Danaher Corporation	2,000	159,820
Emerson Electric Company	2,000	100,680
United Technologies Corporation	2,108	155,170
Waste Management, Inc.	2,500	86,075
		632,699
INFORMATION TECHNOLOGY - 2.03%
AOL, Inc. *	182	4,597
Automatic Data Processing, Inc.	5,000	222,350
Cisco Systems, Inc. *	18,470	480,774
Google, Inc. - Class A *	532	301,649
Intel Corporation	6,599	146,894
		1,156,264
MATERIALS - 0.17%
Freeport-McMoRan Copper & Gold, Inc.	1,119	93,481

TOTAL EQUITY SECURITIES (cost - $50,065,436)		56,126,168

RIGHTS - 0.2%
Greater China Fund, Inc. (The) (Cost - $0)	32,000	10,880

SHORT-TERM INVESTMENT - 1.38%
MONEY MARKET FUND - 1.38%
JPMorgan U.S. Government Money Market Fund (cost - $786,801)	786,801	786,801

TOTAL INVESTMENTS - 100.12% (cost - $50,852,237)		56,923,849

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(67,489)

NET ASSETS - 100.00%		$56,856,360

(a) Affiliated investment.  The Fund holds 2.63% and 0.34% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively.  A trustee of the Fund also serves as a director to such companies.  During the three months ended March 31, 2010 there were no purchases or sales of either of these securities.  Adams Express Company and Petroleum & Resources Corporation, earned $7,080 and $400 of income, respectively, during the three months ended March 31, 2010.
* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2010 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $50,852,237, $7,301,502, $(1,229,890) and $6,071,612 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices	$56,137,048	$-
Level 2 - Other Significant Observable Inputs	786,801	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$56,923,849	$-
* Other financial instruments include futures, forwards and swap contracts.

During the period the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2010.

New Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010,  and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the period ended March 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)
Date	May 24, 2010

* Print the name and title of each signing officer under his or her signature.